IMPAIRMENT CHARGE	9 Months Ended
Sep. 30, 2024
Loan Loss Charges [Abstract]
IMPAIRMENT CHARGE

NOTE 25. IMPAIRMENT CHARGE
The item composition as of the indicated dates is detailed below:

Items	Three months as of 09.30.24	Nine months as of 09.30.24	Three months as of 09.30.23	Nine months as of 09.30.23
Expected credit loss allowance	(165,038,170)	(451,194,023)	(85,210,541)	(251,921,502)
Direct Charge Offs	(2,890,001)	(7,523,520)	(2,860,328)	(8,861,897)
Total	(167,928,171)	(458,717,543)	(88,070,869)	(260,783,399)